Intangible assets - Goodwill (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of reconciliation of changes in goodwill [abstract]
Schedules of goodwill and changes in goodwill
The detail of goodwill, based on the cash-generating units giving rise thereto, is as follows:

EUR million
	2020	2019	2018
Banco Santander (Brasil)	3,109	4,388	4,459
SAM Investment Holdings Limited	1,444	1,173	1,173
Santander Consumer Germany	1,314	1,236	1,217
Santander Bank Polska	1,104	2,427	2,402
Santander Portugal	1,040	1,040	1,040
Santander España	1,027	1,027	1,023
Santander Consumer USA	904	2,143	2,102
Santander Bank, National Association	594	1,828	1,793
Santander UK	592	7,147	8,307
Banco Santander - Chile	571	589	627
Grupo Financiero Santander (México)	399	460	434
Santander Consumer Nordics	216	496	502
Other companies	157	292	387
Total Goodwill	12,471	24,246	25,466
The changes in goodwill were as follows:

EUR million
	2020	2019	2018
Balance at beginning of year	24,246	25,466	25,769
Additions (note 3)	429	41	383
Of which:
SAM Investment Holdings Limited	271	—	—
Santander España	—	4	375
Impairment losses	(10,100)	(1,491)	—
Of which:
Santander UK	(6,101)	(1,491)	—
Santander Bank Polska	(1,192)	—	—
Santander Bank, National Association	(1,177)	—	—
Santander Consumer USA	(1,153)	—	—
Santander Consumer Nordics	(277)	—	—
Disposals or changes in scope of consolidation	—	—	(130)
Exchange differences and other items	(2,104)	230	(556)
Balance at end of year	12,471	24,246	25,466

Schedule of goodwill assumptions
Following is a detail of the main assumptions taken into account in determining the recoverable amount, at 2020 year-end, of the most significant cash-generating units which were valued using the discounted cash flow method:

	2020
	Projected period	Discount rate*	Nominal perpetual growth rate
Santander UK	5 years	9.5%	2.3%
Santander Bank Polska	5 years	10.0%	3.5%
Santander Consumer USA	3 years	10.7%	1.5%
Santander Bank, National Association**	5 years	11.6%	2.5%
Santander Consumer Germany	5 years	9.0%	1.8%
SAM Investment Holdings Limited	5 years	10.1%	2.5%
Santander Portugal	5 years	9.8%	1.8%
Santander Consumer Nordics	5 years	10.1%	2.0%
*Post-tax discount rate.
**Weighted information of the main assumptions of the segments to which goodwill has been allocated.
The assumptions taken into account to determine the recoverable amount in the second quarter of 2020 did not vary significantly from the measurement made at the end of 2020 and no additional impairment was recognized at 31 December 2020.
The discount and nominal perpetual growth rates taken into account in 2019 and 2018 are presented below for comparison purposes:

	Discount rate*		Nominal perpetual growth rate
	2019	2018	2019	2018
Santander UK	8.5%	8.4%	2.5%	2.5%
Santander Bank Polska**	9.2%	n.a.	3.5%	n.a.
Santander Consumer USA	9.5%	11.1%	1.5%	1.5%
Santander Bank, National Association***	9.6%	10.6%	3.6%	3.8%
Santander Consumer Germany	8.2%	8.5%	2.5%	2.5%
SAM Investment Holdings Limited	10.0%	9.6%	2.5%	2.5%
Santander Portugal	8.9%	9.6%	2.0%	2.0%
Santander Consumer Nordics	8.6%	9.2%	2.5%	2.5%
*Post-tax discount rate.
**The recoverable amount has been calculated using the market price in previous years.
***Weighted information of the main assumptions of the segments to which goodwill has been allocated.